OTHER RESERVES	12 Months Ended
Dec. 31, 2018
Disclosure of reserves within equity [text block] [Abstract]
Disclosure of reserves within equity [text block]

36    Other reserves

	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Other reserves comprise:
Merger reserve	6,348	6,348	6,348	–	–	–
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(379)			281
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	–			–
Revaluation reserve in respect of available-for-sale financial assets		(8)	92		611	667
Cash flow hedging reserve	1,110	1,573	2,224	1,268	1,554	1,845
Foreign currency translation reserve	(114)	(207)	(180)	(6)	76	81
At 31 December	6,965	7,706	8,484	1,543	2,241	2,593

Movements in other reserves were as follows:

	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Merger reserve
At 1 January and 31 December	6,348	6,348	6,348	–	–	–

	The Group 2018 £m	The Bank 2018 £m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 31 December 2017
Adjustment on adoption of IFRS 9 (note 50)	(195)	483
At 1 January 2018	(195)	483

Change in fair value	(31)	(58)
Deferred tax	31	34
Current tax	–	–
	–	(24)
Income statement transfers:
Disposals (note 8)	(268)	(258)
Deferred tax	84	80
Current tax	–	–
	(184)	(178)
At 31 December 2018	(379)	281

	The Group 2018 £m	The Bank 2018 £m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 31 December 2017
Adjustment on adoption of IFRS 9 (note 50)	(35)	(42)
At 1 January 2018	(35)	(42)

Change in fair value	(98)	(102)
Deferred tax	22	–
Current tax	–	–
	(76)	(102)
Realised gains and losses transferred to retained profits
Disposals	132	144
Deferred tax	(21)	–
Current tax	–	–
	111	144
At 31 December 2018	–	–

	The Group		The Bank
	2017 £m	2016 £m	2017 £m	2016 £m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January	92	(1,105)	667	(541)
Adjustment on transfer from held-to-maturity portfolio	–	1,544	–	1,544
Deferred tax	–	(417)	–	(417)
	–	1,127	–	1,127
Change in fair value of available-for-sale financial assets	294	356	231	268
Deferred tax	(25)	(25)	(39)	(20)
Current tax	(4)	(3)	–	–
	265	328	192	248
Income statement transfers:
Disposals (note 8)	(464)	(575)	(333)	(507)
Deferred tax	93	196	85	218
Current tax	–	(52)	–	(50)
	(371)	(431)	(248)	(339)
Impairment	6	173	–	172
Deferred tax	–	–	–	–
	6	173	–	172
At 31 December	(8)	92	611	667

	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Cash flow hedging reserve
At 1 January	1,573	2,224	915	1,554	1,845	1,054
Change in fair value of hedging derivatives	91	(271)	2,284	255	15	1,290
Deferred tax	(43)	103	(583)	(72)	21	(321)
	48	(168)	1,701	183	36	969
Income statement transfers	(691)	(644)	(531)	(628)	(436)	(241)
Deferred tax	180	161	139	159	109	63
	(511)	(483)	(392)	(469)	(327)	(178)
At 31 December	1,110	1,573	2,224	1,268	1,554	1,845

	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Foreign currency translation reserve
At 1 January	(207)	(180)	(171)	76	81	62
Currency translation differences arising in the year	(15)	(16)	(115)	2	2	(62)
Foreign currency losses on net investment hedges (tax: £nil)	–	(11)	106	–	(7)	81
Transfers to income statement	108	–	–	(84)	–	–
At 31 December	(114)	(207)	(180)	(6)	76	81